Loans Receivable - Summary of Loans Receivable (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans receivable	$ 8,766,508	$ 8,110,077	$ 4,913,279
Allowance for credit losses	(1,065,131)	(985,375)	(596,963)
Loans receivable, net	$ 7,701,377	$ 7,124,702	$ 4,316,316